Impacts of Adoption of ASU 2023-08 (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impacts of Adoption of ASU 2023-08
Total revenue						$ 280,678	$ 259,171	$ 213,243
Change in fair value of Bitcoin						184,734
Operating income (loss)						(63,047)	(512,701)	(29,870)
Net income (loss)						$ (49,472)	$ (509,553)	$ (15,437)
Basic net income (loss) per share (in Dollars per share)						$ (0.28)	$ (3.65)	$ (0.17)
Diluted net income (loss) per share (in Dollars per share)						$ (0.28)	$ (3.65)	$ (0.17)
Basic weighted average number of shares outstanding (in Shares)						175,026,051	139,433,901	93,452,764
Diluted weighted average number of shares outstanding (in Shares)						175,026,051	139,433,901	93,452,764
Accounting Standards Update 2023-08
Impacts of Adoption of ASU 2023-08
Total revenue	$ 51,891	$ 76,739	$ 73,236	$ 149,975	$ 201,866
Change in fair value of Bitcoin	25,261	(14,490)	(83,504)	(97,994)	(72,733)
Operating income (loss)	(82,546)	(32,183)	17,374	(14,809)	(97,355)
Net income (loss)	$ (80,040)	$ (27,387)	$ 18,513	$ (8,874)	$ (88,914)
Basic net income (loss) per share (in Dollars per share)	$ (0.44)	$ (0.16)	$ 0.11	$ (0.05)	$ (0.53)
Diluted net income (loss) per share (in Dollars per share)	$ (0.44)	$ (0.16)	$ 0.11	$ (0.05)	$ (0.53)
Basic weighted average number of shares outstanding (in Shares)	180,952,689	167,342,813	167,342,500	162,559,956	168,758,240
Diluted weighted average number of shares outstanding (in Shares)	180,952,689	167,342,813	172,114,333	162,559,956	168,758,240
Accounting Standards Update 2023-08 | As previously reported
Impacts of Adoption of ASU 2023-08
Total revenue	$ 51,891	$ 76,739	$ 73,236	$ 149,975	$ 201,866
Realized gain on sale of Bitcoin	(13,495)	(19,828)	(13,775)	(33,603)	(47,098)
Impairment of Bitcoin	4,041	5,638	4,472	10,110	14,151
Operating income (loss)	(47,831)	(32,483)	(56,827)	(89,310)	(137,141)
Net income (loss)	$ (45,325)	$ (27,687)	$ (55,688)	$ (83,375)	$ (128,700)
Basic net income (loss) per share (in Dollars per share)	$ (0.25)	$ (0.17)	$ (0.33)	$ (0.51)	$ (0.76)
Diluted net income (loss) per share (in Dollars per share)	$ (0.25)	$ (0.17)	$ (0.33)	$ (0.51)	$ (0.76)
Basic weighted average number of shares outstanding (in Shares)	180,952,689	167,342,813	167,342,500	162,559,956	168,758,240
Diluted weighted average number of shares outstanding (in Shares)	180,952,689	167,342,813	167,342,500	162,559,956	168,758,240
Accounting Standards Update 2023-08 | Effects of adoption
Impacts of Adoption of ASU 2023-08
Realized gain on sale of Bitcoin	$ 13,495	$ 19,828	$ 13,775	$ 33,603	$ 47,098
Impairment of Bitcoin	(4,041)	(5,638)	(4,472)	(10,110)	(14,151)
Change in fair value of Bitcoin	25,261	(14,490)	(83,504)	(97,994)	(72,733)
Operating income (loss)	(34,715)	300	74,201	74,501	39,786
Net income (loss)	$ (34,715)	$ 300	$ 74,201	$ 74,501	$ 39,786
Basic net income (loss) per share (in Dollars per share)	$ (0.19)	$ 0.01	$ 0.44	$ 0.46	$ 0.23
Diluted net income (loss) per share (in Dollars per share)	$ (0.19)	$ 0.01	$ 0.44	$ 0.46	$ 0.23
Diluted weighted average number of shares outstanding (in Shares)			4,771,833